Mortgage Core Fund
Portfolio of Investments
March 31, 2024 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—89.2%
	Federal Home Loan Mortgage Corporation—30.0%
$ 2,555,880	2.000%, 7/1/2035	$ 2,279,560
30,039,463	2.000%, 4/1/2036	26,885,725
13,689,649	2.000%, 5/1/2036	12,205,362
33,784,264	2.000%, 11/1/2036	30,068,451
8,178,302	2.000%, 8/1/2050	6,571,236
44,413,311	2.000%, 9/1/2050	35,616,539
27,449,967	2.000%, 11/1/2050	21,858,653
23,709,303	2.000%, 12/1/2050	18,761,382
2,976,412	2.000%, 3/1/2051	2,383,165
66,284,674	2.000%, 3/1/2051	52,783,076
40,865,815	2.000%, 4/1/2051	32,477,960
27,126,675	2.000%, 5/1/2051	21,601,213
21,534,370	2.000%, 5/1/2051	17,114,363
88,703,234	2.000%, 1/1/2052	70,496,576
47,563,973	2.000%, 1/1/2052	38,321,527
40,697,461	2.500%, 12/1/2035	37,248,213
23,263,518	2.500%, 4/1/2037	21,262,777
6,137,422	2.500%, 5/1/2050	5,171,280
7,379,810	2.500%, 8/1/2050	6,213,480
6,866,974	2.500%, 9/1/2050	5,740,922
64,407,136	2.500%, 10/1/2051	53,885,857
13,505,974	2.500%, 10/1/2051	11,194,180
42,350,476	2.500%, 11/1/2051	35,683,736
28,881,786	2.500%, 12/1/2051	23,874,961
15,053,583	2.500%, 12/1/2051	12,646,240
2,523,021	2.500%, 1/1/2052	2,120,332
67,935,543	2.500%, 1/1/2052	57,007,717
13,429,657	2.500%, 3/1/2052	11,273,616
9,422,011	2.500%, 4/1/2052	7,859,316
62,307,415	2.500%, 4/1/2052	52,304,377
23,858,901	2.500%, 5/1/2052	20,013,603
15,851,588	2.500%, 5/1/2052	13,252,232
424,009	3.000%, 6/1/2045	375,434
569,397	3.000%, 5/1/2046	504,166
11,206,243	3.000%, 6/1/2046	9,771,856
4,297,638	3.000%, 6/1/2046	3,825,440
4,886,236	3.000%, 7/1/2046	4,392,099
1,705,021	3.000%, 9/1/2046	1,485,181
4,009,791	3.000%, 10/1/2046	3,546,664
2,511,154	3.000%, 11/1/2046	2,187,374
4,722,298	3.000%, 12/1/2046	4,179,829
6,598,744	3.000%, 5/1/2047	5,836,597
11,077,215	3.000%, 10/1/2050	9,572,803
9,967,160	3.000%, 11/1/2050	8,613,506
7,976,919	3.000%, 11/1/2051	6,960,868

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 26,723,633	3.000%, 1/1/2052	$ 23,094,259
8,664,204	3.000%, 4/1/2052	7,546,396
36,151,163	3.000%, 6/1/2052	31,295,085
28,710,906	3.000%, 8/1/2052	24,970,894
54,074	3.500%, 6/1/2026	53,208
79,535	3.500%, 6/1/2026	78,036
31,252	3.500%, 7/1/2026	30,587
9,226,194	3.500%, 12/1/2047	8,445,780
25,315,352	3.500%, 12/1/2047	23,142,363
5,312,821	3.500%, 2/1/2048	4,853,465
7,967,471	3.500%, 2/1/2048	7,305,977
12,125,821	3.500%, 12/1/2049	10,883,008
7,571,900	3.500%, 5/1/2051	6,801,276
10,982,602	3.500%, 7/1/2051	9,891,454
25,220,120	3.500%, 2/1/2052	22,738,084
3,700,499	3.500%, 3/1/2052	3,366,381
7,605,544	3.500%, 5/1/2052	6,804,757
71,299,395	3.500%, 5/1/2052	63,948,256
20,743,232	3.500%, 6/1/2052	18,857,363
6,095,726	3.500%, 7/1/2052	5,514,865
555	4.000%, 5/1/2024	553
20,556	4.000%, 5/1/2026	20,252
292,969	4.000%, 5/1/2026	288,643
595,989	4.000%, 12/1/2040	570,859
2,790,089	4.000%, 5/1/2048	2,622,780
10,125,940	4.000%, 4/1/2052	9,505,287
4,264,362	4.000%, 4/1/2052	4,005,650
14,337,675	4.000%, 5/1/2052	13,324,455
29,140,547	4.000%, 6/1/2052	26,990,167
1,801,212	4.000%, 7/1/2052	1,683,492
15,919,981	4.000%, 8/1/2052	14,755,141
66,755,996	4.000%, 9/1/2052	61,871,567
14,124,922	4.000%, 10/1/2052	13,104,666
18,413,612	4.000%, 11/1/2052	17,198,665
153,285	4.000%, 11/1/2052	141,435
3,520	4.500%, 7/1/2024	3,503
4,122	4.500%, 8/1/2024	4,101
294	4.500%, 9/1/2024	293
11,204	4.500%, 6/1/2025	11,135
30,927,818	4.500%, 10/1/2037	30,447,249
370,576	4.500%, 11/1/2039	362,919
109,830	4.500%, 6/1/2040	107,520
164,211	4.500%, 7/1/2040	160,730
614,698	4.500%, 8/1/2040	601,789
400,975	4.500%, 7/1/2041	392,500
368,198	4.500%, 7/1/2041	360,230
244,723	4.500%, 7/1/2041	239,436
1,601,359	4.500%, 10/1/2048	1,546,219
10,067,247	4.500%, 5/1/2052	9,681,585
27,428	4.500%, 6/1/2052	25,993

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 36,044,820	4.500%, 8/1/2052	$ 34,353,107
9,000,638	4.500%, 9/1/2052	8,581,018
13,003,305	4.500%, 10/1/2052	12,384,073
6,063,288	4.500%, 10/1/2052	5,780,611
17,550,595	4.500%, 12/1/2052	16,715,913
28,490,644	4.500%, 1/1/2053	27,135,669
28,644,636	4.500%, 2/1/2053	27,282,337
14,266,622	4.500%, 3/1/2053	13,583,663
3,635,526	4.500%, 5/1/2053	3,484,836
56	5.000%, 7/1/2025	56
629,227	5.000%, 1/1/2034	630,264
214,327	5.000%, 5/1/2034	214,611
783	5.000%, 11/1/2035	786
256,215	5.000%, 4/1/2036	257,188
342	5.000%, 4/1/2036	344
4,771	5.000%, 4/1/2036	4,786
57,348	5.000%, 4/1/2036	57,579
67,786	5.000%, 5/1/2036	68,151
43,377	5.000%, 6/1/2036	43,541
88,908	5.000%, 6/1/2036	89,234
255,118	5.000%, 12/1/2037	256,418
42,374	5.000%, 5/1/2038	42,602
25,374	5.000%, 6/1/2038	25,531
45,992	5.000%, 9/1/2038	46,299
42,423	5.000%, 2/1/2039	42,708
42,556	5.000%, 6/1/2039	42,875
1,249,901	5.000%, 10/1/2039	1,258,489
112,263	5.000%, 2/1/2040	113,091
191,599	5.000%, 8/1/2040	193,136
33,602,459	5.000%, 10/1/2052	32,855,433
125,538	5.000%, 2/1/2053	121,800
19,301,685	5.000%, 3/1/2053	18,890,679
10,871,955	5.000%, 5/1/2053	10,634,334
558,337	5.500%, 5/1/2034	569,479
20,407	5.500%, 3/1/2036	20,966
31,034	5.500%, 3/1/2036	31,881
10,551	5.500%, 3/1/2036	10,841
70,083	5.500%, 3/1/2036	71,704
153,535	5.500%, 6/1/2036	157,686
76,409	5.500%, 6/1/2036	78,475
26,843	5.500%, 6/1/2036	27,520
73,327	5.500%, 9/1/2037	75,327
115,541	5.500%, 9/1/2037	118,699
80,191	5.500%, 12/1/2037	82,405
10,145	5.500%, 3/1/2038	10,412
10,798,204	5.500%, 5/1/2038	10,876,087
4,397,093	5.500%, 9/1/2052	4,388,916
27,372,305	5.500%, 12/1/2052	27,280,772
23,158,398	5.500%, 3/1/2053	23,066,483
14,908,587	5.500%, 9/1/2053	14,835,438

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 4,738	6.000%, 7/1/2029	$ 4,783
13,418	6.000%, 2/1/2032	13,695
10,330	6.000%, 5/1/2036	10,672
24,214	6.000%, 8/1/2037	25,134
178,117	6.000%, 9/1/2037	184,638
24,092,372	6.000%, 11/1/2053	24,318,648
3,305	6.500%, 6/1/2029	3,375
1,213	6.500%, 7/1/2029	1,240
106,727	6.500%, 11/1/2036	112,194
1,256	6.500%, 4/1/2038	1,326
1,037	6.500%, 4/1/2038	1,095
33,261,819	6.500%, 10/1/2053	33,967,532
28,532,586	6.500%, 11/1/2053	29,137,959
5,730	7.000%, 4/1/2032	5,912
96,012	7.000%, 4/1/2032	100,441
7,415	7.000%, 9/1/2037	7,895
8,418	7.500%, 10/1/2029	8,719
4,973	7.500%, 11/1/2029	5,161
3,248	7.500%, 4/1/2031	3,256
9,382	7.500%, 5/1/2031	9,861
1,153	8.000%, 3/1/2030	1,186
20,112	8.000%, 1/1/2031	20,656
22,913	8.000%, 2/1/2031	23,744
11,640	8.000%, 3/1/2031	12,037
295	8.500%, 9/1/2025	298
32	8.500%, 9/1/2025	33
	TOTAL	1,701,955,495
	Federal National Mortgage Association—47.9%
27,648,474	2.000%, 8/1/2035	24,728,477
5,204,789	2.000%, 4/1/2036	4,640,465
27,598,250	2.000%, 5/1/2036	24,519,692
18,924,834	2.000%, 5/1/2050	15,087,756
36,756,831	2.000%, 7/1/2050	29,269,791
7,415,713	2.000%, 8/1/2050	5,937,642
37,251,574	2.000%, 10/1/2050	29,663,760
35,511,550	2.000%, 11/1/2050	28,278,164
11,696,798	2.000%, 3/1/2051	9,376,404
307,791,468	2.000%, 5/1/2051	244,712,346
38,447,507	2.000%, 5/1/2051	30,976,537
16,515,571	2.000%, 7/1/2051	13,192,785
7,184,540	2.000%, 8/1/2051	5,739,074
43,022,463	2.000%, 8/1/2051	34,138,169
37,959,303	2.000%, 10/1/2051	30,084,983
22,076,038	2.000%, 10/1/2051	17,627,637
26,436,793	2.000%, 11/1/2051	21,167,515
10,735,317	2.000%, 12/1/2051	8,595,596
5,845,528	2.000%, 12/1/2051	4,704,168
28,599,666	2.000%, 12/1/2051	22,666,920
7,052,806	2.000%, 1/1/2052	5,633,844
116,370,927	2.000%, 2/1/2052	92,958,132

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 70,826,312	2.000%, 2/1/2052	$ 56,288,957
18,015,205	2.000%, 2/1/2052	14,418,855
23,873,255	2.000%, 2/1/2052	18,973,184
34,300,766	2.000%, 2/1/2052	27,517,666
14,340,131	2.000%, 3/1/2052	11,455,025
19,087,747	2.000%, 3/1/2052	15,277,287
14,086,300	2.000%, 3/1/2052	11,322,693
12,060,644	2.000%, 3/1/2052	9,694,453
16,421,458	2.000%, 3/1/2052	12,999,577
36,304,448	2.000%, 4/1/2052	28,909,555
24,541,565	2.000%, 4/1/2052	19,435,297
2,196,601	2.500%, 12/1/2036	2,012,491
32,384,956	2.500%, 12/1/2036	29,549,138
3,539,865	2.500%, 5/1/2037	3,233,212
8,358,884	2.500%, 6/1/2050	7,037,818
3,061,142	2.500%, 7/1/2050	2,559,174
6,192,211	2.500%, 9/1/2050	5,176,807
14,794,405	2.500%, 9/1/2050	12,368,407
33,909,397	2.500%, 10/1/2050	28,031,006
12,653,626	2.500%, 11/1/2050	10,460,047
26,192,202	2.500%, 11/1/2050	21,651,632
20,350,629	2.500%, 2/1/2051	16,829,089
39,943,088	2.500%, 9/1/2051	33,393,188
74,363,546	2.500%, 10/1/2051	62,169,352
63,456,369	2.500%, 10/1/2051	52,971,422
63,213,313	2.500%, 10/1/2051	52,590,739
31,695,006	2.500%, 11/1/2051	26,200,493
14,292,955	2.500%, 12/1/2051	11,815,188
49,584,544	2.500%, 12/1/2051	40,988,776
7,702,964	2.500%, 1/1/2052	6,437,418
59,894,137	2.500%, 1/1/2052	50,053,932
17,174,895	2.500%, 1/1/2052	14,310,238
22,327,046	2.500%, 1/1/2052	18,700,725
5,078,954	2.500%, 2/1/2052	4,246,103
39,853,201	2.500%, 2/1/2052	33,604,486
19,669,583	2.500%, 2/1/2052	16,444,149
3,977,075	2.500%, 3/1/2052	3,328,640
36,800,424	2.500%, 3/1/2052	30,455,358
18,020,130	2.500%, 4/1/2052	14,901,867
2,197,897	2.500%, 5/1/2052	1,817,394
30,202,790	2.500%, 5/1/2052	25,250,112
841,110	3.000%, 2/1/2032	799,035
2,196,213	3.000%, 8/1/2043	1,970,947
1,590,246	3.000%, 9/1/2043	1,426,773
5,703,649	3.000%, 8/1/2046	5,044,884
2,828,934	3.000%, 9/1/2046	2,503,079
3,129,296	3.000%, 11/1/2046	2,760,042
663,840	3.000%, 2/1/2047	587,582
7,946,384	3.000%, 3/1/2047	7,023,619
5,007,437	3.000%, 12/1/2047	4,429,084

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 8,047,093	3.000%, 12/1/2047	$ 7,120,177
3,342,047	3.000%, 2/1/2048	2,898,603
28,299,374	3.000%, 2/1/2048	24,960,079
1,128,980	3.000%, 11/1/2049	985,530
11,486,890	3.000%, 1/1/2051	9,926,840
116,816,743	3.000%, 5/1/2051	100,769,171
27,020,382	3.000%, 7/1/2051	23,283,155
38,384,738	3.000%, 7/1/2051	33,075,692
15,417,779	3.000%, 12/1/2051	13,381,686
33,534,600	3.000%, 12/1/2051	29,074,535
6,030,922	3.000%, 1/1/2052	5,291,010
20,102,416	3.000%, 2/1/2052	17,604,712
14,329,050	3.000%, 2/1/2052	12,391,957
10,487,639	3.000%, 2/1/2052	9,063,298
9,648,357	3.000%, 3/1/2052	8,331,969
19,004,578	3.000%, 4/1/2052	16,542,319
21,434,484	3.000%, 4/1/2052	18,717,686
6,195,458	3.000%, 4/1/2052	5,392,765
11,897,784	3.000%, 5/1/2052	10,289,366
26,513,532	3.000%, 6/1/2052	23,094,972
48,122,755	3.000%, 6/1/2052	41,782,635
21,874,510	3.000%, 6/1/2053	18,821,673
32,537	3.500%, 11/1/2025	31,977
45,695	3.500%, 11/1/2025	44,909
55,817	3.500%, 12/1/2025	54,825
57,800	3.500%, 1/1/2026	56,740
16,914	3.500%, 1/1/2026	16,604
9,204,279	3.500%, 9/1/2037	8,739,274
6,227,698	3.500%, 12/1/2047	5,689,240
18,183,681	3.500%, 1/1/2048	16,486,474
3,218,322	3.500%, 4/1/2048	2,927,992
16,043,304	3.500%, 11/1/2050	14,667,451
11,899,025	3.500%, 5/1/2051	10,819,085
12,299,725	3.500%, 6/1/2051	11,047,929
12,696,388	3.500%, 7/1/2051	11,495,478
46,450,892	3.500%, 3/1/2052	42,372,973
14,878,513	3.500%, 5/1/2052	13,344,502
44,831,527	3.500%, 6/1/2052	40,265,328
16,957,970	3.500%, 6/1/2052	15,299,651
36,991,932	3.500%, 7/1/2052	33,397,615
9,721,669	3.500%, 1/1/2053	8,767,950
9,557,757	3.500%, 4/1/2053	8,550,674
36,272	4.000%, 12/1/2025	35,782
65,468	4.000%, 7/1/2026	64,467
25,190,017	4.000%, 11/1/2037	24,402,033
6,872,219	4.000%, 10/1/2051	6,372,074
3,402,805	4.000%, 4/1/2052	3,153,828
4,982,199	4.000%, 4/1/2052	4,617,660
25,808,223	4.000%, 7/1/2052	23,984,397
22,841,895	4.000%, 7/1/2052	21,349,042

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 15,787,557	4.000%, 9/1/2052	$ 14,627,473
18,907,320	4.000%, 9/1/2052	17,600,713
5,552,064	4.000%, 10/1/2052	5,151,033
26,128,914	4.000%, 4/1/2053	24,200,772
37,797,514	4.000%, 5/1/2053	35,209,106
78,716	4.500%, 2/1/2039	77,087
440,975	4.500%, 5/1/2040	431,660
125,974	4.500%, 11/1/2040	123,291
1,381,215	4.500%, 4/1/2041	1,351,542
663,953	4.500%, 6/1/2041	649,711
7,747,382	4.500%, 8/1/2052	7,386,191
5,338,158	4.500%, 8/1/2052	5,084,617
17,278,313	4.500%, 10/1/2052	16,580,769
22,054,651	4.500%, 2/1/2053	21,026,439
22,872,741	4.500%, 7/1/2053	21,804,602
852,037	5.000%, 2/1/2036	855,161
488,900	5.000%, 7/1/2040	492,736
511,488	5.000%, 10/1/2041	515,134
39,117,132	5.000%, 8/1/2052	38,284,179
15,736,844	5.000%, 11/1/2052	15,469,366
8,785,478	5.000%, 12/1/2052	8,576,438
23,690,899	5.000%, 2/1/2053	23,127,202
20,854	5.500%, 1/1/2032	21,199
12,247	5.500%, 1/1/2032	12,452
217,414	5.500%, 9/1/2034	222,237
552,439	5.500%, 12/1/2034	564,698
16,444	5.500%, 4/1/2035	16,791
111,483	5.500%, 1/1/2036	114,191
43,229	5.500%, 3/1/2036	44,304
185,024	5.500%, 4/1/2036	189,507
292,271	5.500%, 4/1/2036	299,481
179,351	5.500%, 5/1/2036	183,832
61,048	5.500%, 9/1/2036	62,580
202,180	5.500%, 8/1/2037	207,256
116,002	5.500%, 7/1/2038	119,194
333,725	5.500%, 4/1/2041	343,736
9,396,657	5.500%, 9/1/2052	9,388,727
8,012,456	5.500%, 11/1/2052	7,993,174
14,220,398	5.500%, 8/1/2053	14,155,069
3,822	6.000%, 1/1/2029	3,858
4,903	6.000%, 2/1/2029	4,950
1,694	6.000%, 2/1/2029	1,710
2,935	6.000%, 4/1/2029	2,971
4,963	6.000%, 5/1/2029	5,025
3,161	6.000%, 5/1/2029	3,191
301,056	6.000%, 7/1/2034	310,398
172,113	6.000%, 11/1/2034	177,453
83,674	6.000%, 7/1/2036	86,845
17,318	6.000%, 7/1/2036	17,969
88,584	6.000%, 10/1/2037	92,041

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 10,215	6.000%, 6/1/2038	$ 10,644
469,262	6.000%, 7/1/2038	488,337
43,203	6.000%, 9/1/2038	44,983
29,010	6.000%, 10/1/2038	30,252
273,861	6.000%, 2/1/2039	285,583
48,341,747	6.000%, 12/1/2053	48,795,773
7,342	6.500%, 9/1/2028	7,369
1,647	6.500%, 8/1/2029	1,682
3,695	6.500%, 6/1/2031	3,809
9,884	6.500%, 6/1/2031	10,152
1,487	6.500%, 6/1/2031	1,528
880	6.500%, 6/1/2031	898
1,957	6.500%, 1/1/2032	2,010
23,085	6.500%, 3/1/2032	23,846
79,065	6.500%, 4/1/2032	81,906
12,914	6.500%, 5/1/2032	13,393
116,371	6.500%, 7/1/2036	122,210
2,537	6.500%, 8/1/2036	2,642
12,128	6.500%, 9/1/2036	12,794
21,581	6.500%, 12/1/2036	22,672
55,198	6.500%, 9/1/2037	58,376
182	6.500%, 12/1/2037	192
23,828	6.500%, 10/1/2038	25,194
14,045,094	6.500%, 10/1/2053	14,343,087
8	7.000%, 5/1/2024	8
98	7.000%, 7/1/2024	97
201	7.000%, 7/1/2025	201
6,148	7.000%, 9/1/2031	6,371
4,155	7.000%, 9/1/2031	4,319
68,703	7.000%, 11/1/2031	71,780
4,832	7.000%, 12/1/2031	5,045
20,998	7.000%, 2/1/2032	21,902
21,883	7.000%, 3/1/2032	22,864
37,104	7.000%, 3/1/2032	38,222
4,266	7.000%, 4/1/2032	4,462
10,648	7.000%, 4/1/2032	11,045
91,605	7.000%, 4/1/2032	95,904
105,222	7.000%, 6/1/2037	112,468
4,424	7.500%, 9/1/2030	4,608
4,885	7.500%, 5/1/2031	5,109
1,544	7.500%, 6/1/2031	1,620
19,173	7.500%, 8/1/2031	20,155
26,287	7.500%, 1/1/2032	27,095
435	7.500%, 6/1/2033	453
637	8.000%, 11/1/2029	654
50	9.000%, 6/1/2025	50
	TOTAL	2,714,095,461
	Government National Mortgage Association—7.5%
5,371,194	3.000%, 1/20/2047	4,811,957
38,840,904	3.000%, 9/20/2050	34,117,159

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 44,381,845	3.000%, 5/20/2052	$ 39,133,319
634,470	3.500%, 8/15/2043	587,531
394,014	3.500%, 8/15/2043	365,047
7,256,491	3.500%, 3/20/2047	6,659,745
9,168,278	3.500%, 11/20/2047	8,402,853
17,459,912	3.500%, 5/20/2052	15,811,282
28,113,728	3.500%, 11/20/2052	25,566,748
567,746	4.000%, 9/15/2040	542,306
1,546,439	4.000%, 10/15/2040	1,478,934
724,913	4.000%, 1/15/2041	692,430
947,841	4.000%, 10/15/2041	904,879
2,884,522	4.000%, 6/15/2048	2,722,338
144,143	4.500%, 1/15/2039	140,610
91,683	4.500%, 6/15/2039	89,393
433,967	4.500%, 10/15/2039	423,104
158,948	4.500%, 1/15/2040	154,970
89,257	4.500%, 6/15/2040	87,020
63,042	4.500%, 9/15/2040	61,462
81,205	4.500%, 2/15/2041	79,171
483,023	4.500%, 3/15/2041	470,921
44,764	4.500%, 5/15/2041	43,642
1,593,635	4.500%, 6/20/2041	1,560,174
333,008	4.500%, 9/15/2041	324,661
293,002	4.500%, 10/15/2043	286,575
13,959,740	4.500%, 11/20/2053	13,405,836
35,855,788	4.500%, 12/20/2053	34,433,077
265,634	5.000%, 1/15/2039	264,963
215,107	5.000%, 5/15/2039	214,667
295,373	5.000%, 8/20/2039	295,674
73,082,095	5.000%, 9/20/2053	71,809,984
97,955	5.500%, 12/15/2038	99,707
71,620	5.500%, 12/20/2038	72,866
153,393	5.500%, 1/15/2039	156,241
144,961	5.500%, 2/15/2039	147,619
29,351,308	5.500%, 7/20/2053	29,330,695
44,218,615	5.500%, 8/20/2053	44,184,106
39,428,889	5.500%, 9/20/2053	39,410,440
4,251	6.000%, 10/15/2028	4,289
3,580	6.000%, 3/15/2029	3,612
49,002	6.000%, 2/15/2036	50,192
69,039	6.000%, 4/15/2036	70,825
65,262	6.000%, 6/15/2037	66,984
45,726,650	6.000%, 6/20/2053	46,140,321
7,464	6.500%, 10/15/2028	7,585
2,831	6.500%, 11/15/2028	2,877
3,156	6.500%, 12/15/2028	3,207
1,791	6.500%, 2/15/2029	1,820
4,772	6.500%, 3/15/2029	4,849
18,571	6.500%, 9/15/2031	18,958
43,393	6.500%, 2/15/2032	44,403

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Government National Mortgage Association—continued
$ 5,446		7.000%, 11/15/2027	$ 5,497
3,853		7.000%, 6/15/2028	3,909
2,194		7.000%, 11/15/2028	2,222
4,653		7.000%, 1/15/2029	4,716
5,067		7.000%, 5/15/2029	5,163
207		7.000%, 10/15/2029	207
14,272		7.000%, 5/15/2030	14,543
10,620		7.000%, 11/15/2030	10,865
5,433		7.000%, 12/15/2030	5,529
7,535		7.000%, 8/15/2031	7,716
30,805		7.000%, 10/15/2031	31,658
8,505		7.000%, 12/15/2031	8,764
6,043		7.500%, 8/15/2029	6,224
27,689		7.500%, 10/15/2029	28,501
1,148		7.500%, 10/15/2030	1,183
5,116		7.500%, 1/15/2031	5,308
1,776		8.000%, 10/15/2029	1,843
6,291		8.000%, 11/15/2029	6,528
5,033		8.000%, 1/15/2030	5,209
2,316		8.000%, 10/15/2030	2,401
32,196		8.000%, 11/15/2030	33,624
2,546		8.500%, 5/15/2029	2,652
		TOTAL	425,958,290
	[1]	Uniform Mortgage-Backed Securities, TBA—3.8%
70,000,000		2.500%, 4/1/2054	57,862,112
24,000,000		4.000%, 4/1/2054	22,224,374
25,000,000		4.500%, 4/1/2054	23,805,665
30,000,000		4.500%, 4/20/2054	28,824,261
50,000,000		5.000%, 4/1/2054	48,800,780
35,000,000		5.500%, 4/1/2054	34,831,836
		TOTAL	216,349,028
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,112,390,265)	5,058,358,274
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.0%
	[2]	Federal Home Loan Mortgage Corporation—1.4%
13,674,717		REMIC, Series 5342, Class FB, 5.884% (30-DAY AVERAGE SOFR +0.564%), 11/25/2049	13,375,294
19,933,086		REMIC, Series 5393, Class HF, 6.274% (30-DAY AVERAGE SOFR +0.000%), 3/25/2054	19,981,540
48,500,000		REMIC, Series 5400, Class FA, 6.068% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	48,107,101
		TOTAL	81,463,935
	[2]	Federal National Mortgage Association—3.4%
12,044,422		REMIC, Series 2019-66, Class FA, 5.879% (30-DAY AVERAGE SOFR +0.564%), 11/25/2059	11,811,622
44,536,010		REMIC, Series 2023-42, Class FA, 5.734% (30-DAY AVERAGE SOFR +0.414%), 10/25/2048	43,191,085
50,000,000		REMIC, Series 2024-15, Class FA, 6.500% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	50,016,800
51,000,000		REMIC, Series 2024-15, Class FB, 6.121% (30-DAY AVERAGE SOFR +0.000%), 4/25/2054	50,533,676
35,000,000		REMIC, Series 2024-22 Class FA, 6.500% (30-DAY AVERAGE SOFR + 0.90%), 4/30/2054	34,890,625
		TOTAL	190,443,808
	[2]	Government National Mortgage Association—0.2%
7,265,978		REMIC, Series 2022-175, Class FA, 6.219% (30-DAY AVERAGE SOFR +0.000%), 10/20/2052	7,182,400
5,126,503		REMIC, Series 2023-111, Class FD, 6.319% (30-DAY AVERAGE SOFR +1.000%), 8/20/2053	5,137,763
		TOTAL	12,320,163

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—5.0%
$ 428,006		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	$ 253,559
33,436,273		GS Mortgage-Backed Securities Trust 2022-PJ3, Class A4, 2.500%, 8/25/2052	26,879,627
34,344,267		GS Mortgage-Backed Securities Trust 2023-PJ1, Class A4, 3.500%, 2/25/2053	29,878,170
34,910,138		JP Morgan Mortgage Trust 2022-1, Class A2, 3.000%, 7/25/2052	29,253,606
34,932,505		JP Morgan Mortgage Trust 2022-2, Class A3, 2.500%, 8/25/2052	28,082,457
28,644,484		JP Morgan Mortgage Trust 2022-3, Class A2, 3.000%, 8/25/2052	24,003,184
39,112,568		JP Morgan Mortgage Trust 2022-3, Class A3, 2.500%, 8/25/2052	31,442,836
6,175,674		JP Morgan Mortgage Trust 2022-4, Class A3, 3.000%, 10/25/2052	5,175,022
5,511,491		JP Morgan Mortgage Trust 2022-6, Class A3, 3.000%, 11/25/2052	4,618,458
37,588,820		JP Morgan Mortgage Trust 2023-4, Class 1A2, 6.000%, 11/25/2053	37,491,913
42,221,119		JP Morgan Mortgage Trust 2023-6, Class A2, 6.000%, 12/25/2053	42,112,268
125,761		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.100%, 8/25/2035	112,834
1,536,132		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,271,671
2,742,014		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,250,415
22,317,045		Sequoia Mortgage Trust 2023-2, Class A1, 5.000%, 3/25/2053	21,468,823
		TOTAL	284,294,843
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $589,983,536)	568,522,749
		ASSET-BACKED SECURITIES—2.2%
		Auto Receivables—0.3%
20,562,000		Ford Credit Auto Owner Trust/Ford Credit 2023-1, Class B, 5.290%, 8/15/2035	20,110,226
		Single Family Rental Securities—1.4%
14,617,180		Home Partners of America Trust 2022-1, Class B, 4.330%, 4/17/2039	13,920,969
16,726,000		Progress Residential Trust 2022-SFR1, Class E1, 3.930%, 2/17/2041	14,854,770
14,000,000		Progress Residential Trust 2022-SFR2, Class D, 3.945%, 4/17/2027	13,165,959
14,808,453		Progress Residential Trust 2022-SFR4, Class B, 4.788%, 5/17/2041	14,373,218
3,600,000		Progress Residential Trust 2023-SFR2, Class D, 4.500%, 10/17/2028	3,378,330
5,650,000		Progress Residential Trust 2023-SFR2, Class E1, 4.750%, 10/17/2028	5,220,911
13,400,000		Progress Residential Trust 2024-SFR1, Class D, 3.750%, 2/1/2041	12,163,877
		TOTAL	77,078,034
		Student Loans—0.5%
3,115,853		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	2,821,733
6,472,482		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	5,836,923
4,756,007		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	4,350,620
5,341,755	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 6.239% (CME Term SOFR 1 Month +0.914%), 2/15/2036	5,322,015
8,016,955	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 6.539% (CME Term SOFR 1 Month +1.214%), 7/15/2053	8,006,669
		TOTAL	26,337,960
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $127,843,240)	123,526,220
	[2]	AGENCY RISK TRANSFER SECURITIES—0.2%
2,725,649		FHLMC - STACR, Series 2023-DNA, Class M1A, 7.420% (30-DAY AVERAGE SOFR +2.100%), 3/25/2043	2,780,695
10,400,000		FNMA - CAS, Series 2023-R05, Class 1M2, 8.420% (30-DAY AVERAGE SOFR +3.100%), 6/25/2043	10,906,335
		TOTAL AGENCY RISK TRANSFER SECURITIES (IDENTIFIED COST $13,125,649)	13,687,030
		INVESTMENT COMPANY—2.6%
146,147,615		Federated Hermes Government Obligations Fund, Premier Shares, 5.24%[3] (IDENTIFIED COST $146,147,615)	146,147,615
		TOTAL INVESTMENT IN SECURITIES—104.2% (IDENTIFIED COST $5,989,490,305)	5,910,241,888
		OTHER ASSETS AND LIABILITIES - NET—(4.2)%[4]	(239,555,877)
		TOTAL NET ASSETS—100%	$5,670,686,011

At March 31, 2024, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
Long Futures:
United States Treasury Notes 5-Year Long Futures	1,129	$120,820,640	June 2024	$217,900
United States Treasury Notes 10-Year Long Futures	639	$70,799,203	June 2024	$268,140
United States Treasury Notes 10-Year Ultra Long Futures	575	$65,900,391	June 2024	$464,554
Short Futures:
United States Treasury Ultra Bond Short Futures	175	$22,575,000	June 2024	$(223,245)
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$727,349
Net Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Transactions with affiliated investment companies, which are funds managed by the Adviser or an affiliate of the Adviser, during the period ended March 31, 2024, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2023	$119,161,249
Purchases at Cost	$453,525,518
Proceeds from Sales	$(426,539,152)
Change in Unrealized Appreciation/Depreciation	$—
Net Realized Gain/(Loss)	$—
Value as of 3/31/2024	$146,147,615
Shares Held as of 3/31/2024	146,147,615
Dividend Income	$2,247,460

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2024, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$5,058,358,274	$—	$5,058,358,274
Collateralized Mortgage Obligations	—	568,522,749	—	568,522,749
Asset-Backed Securities	—	123,526,220	—	123,526,220
Agency Risk Transfer Securities	—	13,687,030	—	13,687,030
Investment Company	146,147,615	—	—	146,147,615
TOTAL SECURITIES	$146,147,615	$5,764,094,273	$—	$5,910,241,888
Other Financial Instruments:[1]
Assets	$950,594	$—	$—	$950,594
Liabilities	(223,245)	—	—	(223,245)
TOTAL OTHER FINANCIAL INSTRUMENTS	$727,349	$—	$—	$727,349

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
CAS	—Connecticut Avenue Securities
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
REMIC	—Real Estate Mortgage Investment Conduit
SOFR	—Secured Overnight Financing Rate
STACR	—Structured Agency Credit Risk